Revenue and government financing for research expenditures (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of revenue from collaboration and licensing agreements

	Year ended December 31,
(in thousands of euro)	2020(1)	2021	2022
Proceeds from collaboration and licensing agreements	54,038	10,497	48,806
of which monalizumab agreement - AstraZeneca	33,620	7,497	22,376
of which IPH5201 agreement - AstraZeneca	13,418	—	4,677
of which preclinical molecules agreement - AstraZeneca	—	—	17,400
of which Sanofi agreement	7,000	3,000	4,000
of which other agreements	—	—	353
Invoicing of research and development costs (IPH5201)	2,531	1,613	1,391
Exchange gains (loss) on collaboration agreements	(602)	—	(627)
Others	188	—	10
Revenue from collaboration and licensing agreements	56,155	12,112	49,580
(1)The 2020 comparatives have been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17.
Disclosure of changes in deferred revenue and collaboration liabilities
Change in monalizumab deferred revenue (in thousands of euro):

As of December 31, 2019	62,657
Revenue for the 2020 financial year	(33,620)
Transfer from collaboration liabilities	(2,465)
As of December 31, 2020	26,572
Revenue for the 2021 financial year	(7,497)
Transfer from collaboration liabilities	1,084
As of December 31, 2021	20,159
Increase in deffered revenu resulting from the $50m milestone relating to the dosage of the first patent in the Phase 3 trial PACIFIC-9 (1)	47,687
Revenue for the 2022 financial year	(22,376)
Transfer from collaboration liabilities	(30,989)
As of December 31, 2022	14,481
(1) The increase in deferred revenue relating to monalizumab agreement between December 31, 2021 and December 31, 2022 is explained by the additional payment of €47,687 thousand ($50,000 thousand) made by AstraZeneca in June 2022 and triggered by the launch of the “PACIFIC-9” Phase 3 trial on April 28, 2022. This increase has led to a simultaneous increase in collaboration commitment ("collaboration liability"- see below) of €34,335 thousand ($36,000 thousand) in accordance with the Company’s July 2019 option concerning the co-financing of Phase 3 trials in the field of collaboration.
Change in monalizumab collaboration liablities (in thousands of euro):

As of December 31, 2019 (1)	21,304
Additions (2)	46,320
Deductions	(20,938)
As of December 31, 2020 (3)	46,686
Additions	4,262
Deductions	(10,534)
As of December 31, 2021 (4)	40,415
Additions (5)	37,564
Deductions	(14,768)
As of December 31, 2022(6)	63,211
(1)Of which €21,304 thousand of current portion.
(2)Including €41,227 thousand euros ($ 50,000 thousand) relating to the collaboration commitment following the milestone payment related to the treatment of the first patient in the Phase 3 trial evaluating monalizumab.
(3)Of which €1,832 thousand of current portion and €44,854 of non-current portion.
(4)Of which €7,418 thousand of current portion and €32,997 thousand of non-current portion.
(5)The increase in collaboration liabilities relating to monalizumab agreement between December 31, 2021 and December 31, 2022 mainly results from (i) a €34,335 thousand ($36,000 thousand) increase in collaboration commitments in connection with the launch of the “PACIFIC-9” Phase 3 trial on April 28, 2022, and (ii) a €2,145 thousand net increase in the collaboration commitments in connection with exchange rate fluctuations over the period.
(6)Of which €10,223 thousand of current portion and €52,988 thousand of non-current portion.
Change in deferred revenue relating to the 2018 future programs option agreement

(in thousands of euro)	Total
As of December 31, 2021	17,400
Augmentation	—
Deductions	(17,400)
As of December 31, 2022	—

Disclosure of variance of deferred revenue
The main variance of the global deferred revenue is presented in the following schedule:

(in thousands of euro)	December 31, 2019	Recognition in P&L	Proceeds	Transfer from collaboration liabilities	December 31, 2020
Monalizumab	62,657	(33,620)	—	(2,465)	26,572
IPH5201	9,054	(13,418)	4,365	—	—
Preclinical molecules	17,400	—	—	—	17,400
Total	89,112	(47,038)	4,365	(2,465)	43,973 (1)
(1)Of which €11,299 thousand of current deferred revenue and €32,674 thousand of non-current deferred revenue.

(in thousands of euro)	December 31, 2020	Recognition in P&L	Proceeds	Transfer from collaboration liabilities	December 31, 2021
Monalizumab	26,572	(7,497)	—	1,084	20,159
IPH5201	—	—	—	—	—
Preclinical molecules	17,400	—	—	—	17,400
Others	—	—	353	—	353
Total	43,973	(7,497)	353	1,084	37,913 (2)
(2) Of which €12,500 thousand of current deferred revenue and €25,413 thousand of non-current deferred revenue.

(in thousands of euro)	December 31, 2021	Recognition in P&L	Proceeds and other increase	Transfer from collaboration liabilities	December 31, 2022
Monalizumab	20,159	(22,376)	47,687	(30,989)	14,481
Preclinical molecules	17,400	(17,400)	—	—	—
Others	353	(353)	—	—	—
Total	37,913	(39,776)	47,687	(30,989)	14,481 (3)

(3) Of which €6,560 thousand of current deferred revenue and €7,921 thousand of non-current deferred revenue.

Disclosure of government financing for research expenditures
The total amount for government financing for research expenditures recorded as other income in the income statement can be analyzed as follows:

	Year ended December 31,
(in thousands of euro)	2020	2021	2022
Research Tax Credit(1)	13,084	10,310	7,925
Grant and other tax credit(2)	534	2,281	110
Government financing for research expenditures	13,618	12,591	8,035
(1) As of December 31, 2022, the amount is mainly composed of (i) the research tax credit calculated and recognized for the 2022 financial year for an amount of €9,167 thousand from which is subtracted (ii) a provision amounting to €1,270 thousand following the tax inspection carried out in 2022 by the French tax authorities and relating to the 2019 and 2020 financial years as well as to the research tax credit and the accuracy of its calculation for the 2018 to 2020 financial years. This provision was recognized as a deduction from the 2022 research tax credit, based on estimated amounts and adjustments not disputed by the Company. On March 3, 2023, the Company received from the tax authorities the rectification proposal, confirming the amount of the provision recognized on the amounts of the rectifications not disputed by the Company.
(2) As a reminder, as of December 31, 2021, the total amount of grants recognized in the income statement included all installments of the refundable advance received and remaining to be received as of December 31, 2021 for a total amount of €1,988 thousand. The Company considered that the initial payment of €1,360 thousand euros and an amount to be received of €628 thousand as of December 31, 2021 as non-refundable in accordance with the terms of the agreement and in light of the technical and commercial failure of the project.